OTHER (INCOME) EXPENSE (Tables)	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Disclosure of other (income) expense

		Years ended December 31
(In millions of dollars)	Note	2018	2017

Income from associates and joint ventures	17	—	(14)
Other investment income		(32)	(5)

Total other income		(32)	(19)